Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with related parties

3.Transactions with Related Parties

(a)Paragon Shipping Inc.: Box Ships Inc. was formed by Paragon on May 19, 2010, to specialize in the container shipping industry. Paragon paid on behalf of the Company for the pre-offering costs relating to the listing of the Company’s shares on NYSE in April 2011, which are reimbursable to Paragon, along with other minor operating expenses relating to the sale of vessels to the Company, discussed in Note 4. The acquisitions of the vessels from Paragon were not treated as transactions of entities under common control, as at the date the vessels were acquired, Box Ships Inc. and Paragon were no longer under common control. As of December 31, 2010 and 2011, Paragon had 100% and 21.1% interest in Box Ships Inc., respectively. The amounts due to Paragon were $356,949 and $924,058, as of December 31, 2010 and 2011, respectively and are included in Due to related parties in the accompanying balance sheets. In addition Paragon granted the Company an unsecured loan (Note 7(e)). Interest charged on the loan amounted to $508,019.

(b)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On June 1, 2011, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer. The monthly rental is Euro 500 plus 3.6% tax. The term of the lease is for 1 year beginning June 1, 2011 and expiring May 31, 2012, resulting in a commitment of approximately $3,341 as of December 31, 2011, based on a Euro/U.S. dollar exchange rate as of December 30, 2011 of €1.00:$1.29. Upon expiration and in case of renewal, the rental will be adjusted annually for inflation increases. Rent expense under this lease amounted to $5,114 for the year ended December 31, 2011 and is included in General and administrative expenses – related party in the accompanying statement of operations.

(c)Allseas Marine S.A:

A. Ship-Owning Companies Management Agreements: The Company outsources the technical and commercial management of its vessels to Allseas, pursuant to management agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer, is the sole shareholder and Managing Director of Allseas. These agreements have an initial term of five years and automatically extend for successive five year term, unless, in each case, at least three months' advance notice of termination is given by either party, and provide for the following:

(i) Charter Hire Commissions - The Company pays Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commission”).

(ii) Vessel Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of the Company, is payable to Allseas.

(iii) Management Fees – A fixed monthly technical management fee of €620 per vessel per day is payable by the Company to Allseas, which will be adjusted annually in accordance with the official Eurozone inflation rate.

(iv) Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas, for pre-delivery services provided, during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v) Superintendent Fees – A fee of €500 per day is payable to Allseas for each day in excess of 5 days per calendar year for which a Superintendent performs on site inspection.

Each month, the Company makes an advance payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount advanced to Allseas over payments made by Allseas for Company’s operating expenses is included in Due from related parties. As of December 31, 2011, the amount due from Allseas was $1,820,693.

B. Administrative Services Agreement: The Company entered into an administrative service agreement with Allseas on April 19, 2011. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company’s offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

C. Executive Services Agreement: The Company entered into an executive services agreement with Allseas on April 19, 2011, pursuant to which Allseas provides the services of our executive officers, who report directly to our board of directors. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. In connection with the provision of services under the agreement, Allseas is entitled to an executive services fee of $1,800,000 per annum payable in twelve monthly installments. The executive services fee shall be reviewed annually or occasionally by the Company’s Board of Directors. For the year ended December 31, 2011, the Company’s Board of Directors granted an incentive compensation for executive services amounting to $130,430.

The following amounts charged by Allseas are included in the consolidated statement of operations:

2011
A(i) - Charter hire commissions	$493,232
A(iii) - Management fees	$1,350,685
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$127,822
B - Administrative fees (included in General and administrative expenses – related party)	$22,806
C – Executive services fees (included in General and administrative expenses – related party)	$1,415,430

In addition to the above, during 2011 vessel commissions and pre-delivery services incurred which were capitalized and included in the cost of the vessels amounted to $1,938,750 and $45,000, respectively.

Allseas did not charge any fees or commissions in 2010.

(d)Manning Agency Agreements: Each shipowning company has a manning agency agreement with Crewcare Inc., a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer, based in Manila, Philippines. Manning services are being provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, and an one-time recruitment fee of $120 per seaman. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred for the year ended December 31, 2011 amounted to $118,922 (2010: $0) and are included in Vessels operating expenses – related party. As of December 31, 2011, the balance due to Crewcare Inc. amounted to $4,604 (2010: $0) and is included in Due to related parties in the accompanying balance sheets.

(e)Proplous Navigation S.A. (“Proplous”): On April 19, 2011, the Company entered into a Memorandum of Agreement with Proplous, a company owned by the Company’s Chairman, President and Chief Executive Officer for the acquisition of CMA CGM Marlin. Certain costs of $34,458 were paid by the Company and are due from Proplous as of December 31, 2011 and are included in Due from related parties in the accompanying consolidated balance sheet.